Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 31, 2023
Erroneous Compensation Analysis
Clawback Policy
The Company believes that it is in the best interests of the Company and its stockholders to create and maintain a culture that emphasizes integrity and accountability and that reinforces the Company’s pay-for-performance
compensation philosophy. Accordingly, in October 2023, the Company adopted a clawback policy (“Clawback Policy”), which is administered by the Compensation Committee and provides for the recovery of erroneously awarded incentive compensation awarded to any covered executive (as determined by the Compensation Committee in accordance with applicable listing standards). Incentive compensation is subject to recoupment if received within any of the three completed fiscal years (together with any interim stub fiscal year period(s) of less than nine months resulting from our transition to different fiscal year measuring dates) immediately prior to the determination that a material error in our financial statements has occurred requiring an accounting restatement. The amount of incentive compensation subject to recovery is equal to the excess of the incentive compensation received by a covered executive over the amount of compensation which would have been received by such covered executive had the amount thereof been calculated based on the restated amounts. Incentive compensation covered under the Clawback Policy includes, without limitation, annual bonuses and other short-and
long-term cash incentives, stock options, stock appreciation rights, restricted shares, restricted share units, performance shares, and performance units.
The Clawback Policy is intended to comply with Section 10D of the Exchange Act, Rule
10-D-1
of the Exchange Act, Nasdaq Listing Rule 5608 and other regulations, rules and guidance of the SEC. The description of the Clawback Policy above is qualified in its entirety by the text of the Clawback Policy, which can be found as Exhibit 97 to our 2023 Annual Report on Form
10-K.